Summary of Significant Accounting Policies (Details) - Schedule of revenue by timing of transfer of goods or services	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule of revenue by timing of transfer of goods or services [Abstract]
Goods and services transferred at a point in time	¥ 898,933,113	$ 140,993,634	¥ 722,607,087	¥ 319,181,424
Services transferred over time	34,858,406	5,467,385	43,406,499
Total revenues	¥ 933,791,519	$ 146,461,019	¥ 766,013,586	¥ 319,181,424